Other Income and Expense - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other income (expense) [Abstract]
Other income	₺ 74,438	₺ 78,569	₺ 44,454
Other expenses	₺ 773,329	₺ 312,801	₺ 270,446